Transfers and Servicing of Financial Assets (Including Mortgage Banking Activity) - Components of Mortgage Banking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage Loan Activity [Line Items]
Balance at beginning of period	$ 267,475
Originations	2,116,460	2,432,367	1,659,226
Sales	(2,320,885)	(2,388,716)	(1,637,458)
Balance at end of period	128,442	267,475
Gains on sales	65,393	70,811	43,955
Total mortgage income	64,197	78,053	45,177
Mortgage Loans Held for Sale [Member]
Mortgage Loan Activity [Line Items]
Balance at beginning of period	267,475	153,013	83,905
Balance acquired during the period			3,385
Originations	2,116,460	2,432,367	1,659,226
Sales	(2,255,493)	(2,317,905)	(1,593,503)
Balance at end of period	128,442	267,475	153,013
Mortgage Income [Member]
Mortgage Loan Activity [Line Items]
Fair value changes of derivatives and mortgage loans held for sale, net	(1,722)	6,772	937
Gains on sales	65,393	70,811	43,955
Servicing and other income, net	526	470	285
Total mortgage income	$ 64,197	$ 78,053	$ 45,177